Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

10. Share-based payments

During the years ended December 31, 2023, 2022, and 2021, the Group operated the following share-based plans for members of management and other key employees of the Group, as well as members of the supervisory board:

●	Prior VSOP
●	New VSOP — for US employees (from 2019 onwards)
●	LTIP Stock Options
●	LTIP RSUs (from 2021 onwards)

All programs were accounted for as equity-settled share-based payment awards.

Measurement of the grant date fair value is based on valuation techniques appropriate in the circumstances, such as Black Scholes option pricing models or a Monte Carlo simulation. Expected volatility, a key input to such models, was based on an evaluation of the historical volatilities of comparable listed biotech-companies over the historical period commensurate with the expected option life. Regarding the expected option life of the stock option programs, this was based on the assumptions that the beneficiary would exercise his option in equal installments from the date of the first time possible (taking into account lock-up and potential trading windows restrictions) until maturity. The risk-free interest was derived from German or US-Government bonds, as appropriate.

The expense recognized for share-based payments during the years ended December 31 is as follows:

	2021	2022	2023
	EUR k	EUR k	EUR k
Prior VSOP	(624)	(131)	(10)
New VSOP	(572)	95	(19)
LTIP Stock Options	(12,472)	(5,562)	(2,944)
LTIP RSUs	(705)	(3,108)	(4,072)
RSU Supervisory board	(566)	(478)	(652)
Total	(14,939)	(9,184)	(7,697)

Prior VSOP

The development of the virtual shares in the Prior VSOP program granted to management and key employees was as follows:

	2021	2022	2023
Outstanding at the beginning of the period	7,951,265	6,426,365	5,614,246
Granted during the period	—	—	—
Forfeited during the period	—	(34,859)	(11,091)
Exercised during the period	(1,524,900)	(777,260)	—
Outstanding at the end of the period	6,426,365	5,614,246	5,603,155
Thereof vested	6,365,422	5,509,886	5,588,513
Thereof exercisable	none	none	none

The IPO on August 14, 2020, triggered the right to exercise 10 % of the vested virtual shares at the end of the lock-up period, which ended on February 10, 2021. By March 10, 2021, the beneficiaries declared the exercise of all their exercisable 759,677 virtual shares and CureVac received 759,677 shares from their former major shareholders as of 2015, on that day. On March 11, 2021, CureVac transferred 390,023 shares to the exercising beneficiaries and withheld 369,654 (treasury) shares equal to the monetary value (approximately EUR 26 million) of the beneficiaries (wage) tax and social security obligations, which CureVac transferred to the relevant authorities on the exercising employee’s behalf in cash. The share price of CureVac on March 11, 2021, was EUR 69.69.

A second 10 % portion of the (vested) virtual shares became exercisable on the first anniversary after IPO i. e., on August 14, 2021, because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were reached. The beneficiaries declared the exercise of their exercisable 765,223 virtual shares by October 18, 2021 and CureVac received 765,223 shares from the old shareholders on that day. On October 19, 2021, CureVac transferred 523,897 shares to the exercising beneficiaries and withheld 241,326 (treasury) shares equal to the monetary value (approximately EUR 8 million) of the beneficiaries (wage) tax and social security obligations, which CureVac transferred to the relevant authorities on the exercising employee´s behalf in cash. The share price of CureVac on October 19, 2021, was EUR 34.56.

A third 10 % portion of the (vested) virtual shares became exercisable on the second anniversary after IPO i. e., on August 14, 2022, because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 777,260 virtual shares by December 12, 2022 and CureVac received 777,260 shares from the old shareholders on that day. On December 14, 2022, CureVac transferred 777,260 shares to the exercising beneficiaries. The portion of shares equaling the amount to be paid for (wage) tax and social security obligations were sold to pay for these amounts. For former employees CureVac shows a receivable position equaling the amount to be paid for (wage) tax and social security obligations. The share price of CureVac on December 14, 2022, was EUR 6.96.

A fourth 10% portion of the (vested) virtual shares became exercisable on the third anniversary after IPO i. e., on August 14, 2023, because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 786,746 virtual shares by March 22, 2024 and CureVac received 786,746 shares from the old shareholders on that day. On March 26, 2024, CureVac transferred 786,746 shares to the exercising beneficiaries.

Expense recognized in the statement of operations and other comprehensive income (loss)

The expense recognized for this share-based payment plan during the years ended December 31 is as follows:

	2021	2022	2023
	EUR k	EUR k	EUR k
Cost of Sales	—	—	(9)
Selling and distribution expenses	(25)	(8)	(6)
Research and development expenses	(369)	(45)	46
General and administrative expenses	(230)	(78)	(41)
Total	(624)	(131)	(10)

New VSOP

The number of awards in the New VSOP program granted to key employees developed as follows:

	2021	2022	2023
Outstanding at the beginning of the period	906,595	349,424	102,108
Granted during the period	—	—	—
Forfeited during the period		(99,696)	—
Exercised during the period	(557,171)	(147,620)	(69,246)
Outstanding at the end of the period	349,424	102,108	32,862
Thereof vested	88,464	59,942	32,862

Thereof exercisable	88,464	59,942	—

The remaining life of the option awards as of December 31, 2023 is between 4.5 and 5.7 years (2022: range between 5.5 and 6.9 years).

In 2021 multiple exercises happened throughout the year. In total 557,171 options were exercised with an average share price of USD 61.28. These exercises led to CureVac having to pay an amount of USD 493k employer taxes and to use USD 981k of the provision recorded in 2020.In 2022, a number of exercises were carried out throughout the year. In total, 147,620 options were exercised with an average share price of USD 16.81. These exercises led to CureVac having to pay an amount of USD 45k employer taxes and to use USD 51k of the provision recorded in 2021.

In 2023, a number of exercises were carried out throughout the year. In total, 69,246 options were exercised with an average share price of USD 9.90.

Expense recognized in the statement of operations and other comprehensive income (loss)

The expense recognized for employee services received during the years ended December 31, 2023, 2022, and 2021 is shown in the following table:

	2021	2022	2023
	EUR k	EUR k	EUR k
Research and development expenses	(349)	69	(31)
Selling and distribution expenses	(188)	23	—
General and administrative expenses	(35)	3	12
Total	(572)	95	(19)

Long-Term Incentive Plan (LTIP) - Options

On November 16, 2020, CureVac granted 266,155 options to the former Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the company`s former Chief Business Officer (CBO) / Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan put in place by CureVac.Options will be settled in shares of CureVac.

Options granted to the former CSO have an exercise price of EUR 10.04 per share option and an expiration date of July 14, 2030. The exercise price was based on value of the shares at entry date of the former CSO. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter . Exercise is contingent upon the stock price increasing by +20% from the grant date to the date of exercise, based on the 10-day VWAP at time of exercise.

For the grant to the former CSO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 57.40
Weighted average share price (10-days VWAP before grant date)	EUR 50.01
Exercise price (USD 11.90)	EUR 10.04
Expected volatility (%)	62.06%
Expected life (years)	1.82
Risk-free interest rate (%)	0.07 - 1.48%

At December 31, 2022, 6,303 options granted to the former CSO had been exercised. No options granted to the former CSO had been exercised in 2023. As the former CSO left the Group as of July 14, 2023, all remaining unvested awards were subject to accelerated vesting.

Options granted to the former CBO / CCO have been granted in 3 tranches vesting over 1 to 3 years, with exercise prices applicable to future tranches being estimated. The exercise price of the first tranche is EUR 43.87 (USD 52.96), The exercise prices for future installments, 2021 and 2022, were estimated to be EUR 81.48 (USD 98.36) and EUR 81.65 (USD 98.57). For the second tranche the actual exercise price in fiscal year 2021 was determined to be EUR 33.07 (USD 39.92) and of the third tranche the actual exercise price in fiscal year 2022 was determined to be EUR 7.35 (USD 7.68). The tranches each have a term of 10 years. Exercise of all three tranches is contingent on a share price increase of 10%, based on a 10 - day VWAP at the time of each exercise.

For the grant to the former CBO/CCO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

First tranche:

Weighted average fair value per option	EUR 48.27
Weighted average share price (actual 10-days VWAP before grant date, USD 81.03)	EUR 67.12
Exercise price (USD 52.96)	EUR 43.87
Expected volatility (%)	62.27%
Expected life (years)	1.78
Risk-free interest rate (%)	0.07 - 1.50%

Second tranche:

Weighted average fair value per option	EUR 24.36
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.36)	EUR 81.48
Exercise price (estimated by Monte Carlo simulation to be USD 98.36)	EUR 81.48
Expected volatility (%)	62.27%
Expected life (years)	2.23
Risk-free interest rate (%)	0.07 - 1.50%

Third tranche:

Weighted average fair value per option	EUR 20.01
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.57)	EUR 81.65
Exercise price (estimated by Monte Carlo simulation to be USD 98.57)	EUR 81.65
Expected volatility (%)	62.27%
Expected life (years)	2.66
Risk-free interest rate (%)	0.07 - 1.50%

As the former CBO/CCO left the Company as of November 30, 2023, all remaining unvested awards were subject to accelerated vesting.

On March 1, 2021, CureVac granted 2,000 options to a key employee. Options granted to this key employee have an exercise price of EUR 77.73 (USD 88.16) per share option and an expiration date of February 28, 2031. The exercise price was based on the 30 - day volume - weighted average price (VWAP) of March 1 – March 31, 2021 of the shares. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +10%, based on the 10 - day VWAP at time of exercise.

For the grant to the key employee, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 0.65
Weighted average share price (30-days VWAP after grant date)	EUR 77.73
Exercise price (USD 88.16)	EUR 77.73
Expected volatility (%)	73.00%
Expected life (years)	2.15
Risk-free interest rate (%)	0.08 - 0.49%

On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). Furthermore, on August 1, 2021, CureVac granted 30,000 options to the former Chief Development Officer (CDO). Both grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V.

Options granted to the COO have an exercise price of EUR 70.92 (USD 84.03) per share option and an expiration date of July 2, 2026. The exercise price was based on the 20 - day VWAP of the shares at entry date of the COO. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 - day VWAP at time of exercise.

For the grant to the COO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 17.56
Weighted average share price (20-day VWAP before grant date)	EUR 56.51
Exercise price (USD 84.03)	EUR 70.92
Expected volatility (%)	70.95%
Expected life (years)	4.5
Risk-free interest rate (%)	0.099 – 0.903%

Options granted to the former CDO have an exercise price: EUR 46.16 (USD 54.79) per share option and an expiration date: August 2,2026. The exercise price was based on the 20 - days VWAP of the shares at entry date of the former CDO. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 - day VWAP at time of exercise.

For the grant to the former CDO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 17.56
Weighted average share price (20-days VWAP before grant date)	EUR 41.81
Exercise price (USD 84.03)	EUR 46.16
Expected volatility (%)	75.13%
Expected life (years)	4.6
Risk-free interest rate (%)	0.075 – 0.704%

The former CDO has since left the company and, under the terms of his LTIP agreement, his options had expired as of December 31, 2022.

On January 1, 2022, CureVac granted 9,500 options to a key employee. Options granted to this key employee have an exercise price of EUR 30.67 (USD 33.87) per share option and an expiration date of December 31, 2031. The exercise price was based on the 30 - day VWAP of January 1 – January 31, 2022 of the shares. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 - day VWAP at time of exercise.

For the grant to the key employee, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 14.31
Weighted average share price (30-days VWAP after grant date)	EUR 30.67
Exercise price (USD 34.87)	EUR 30.67
Expected volatility (%)	72.17%
Expected life (years)	2.16
Risk-free interest rate (%)	0.40 - 1.15%

The key employee has left the company and, under the terms of his LTIP agreement, his unvested options have been forfeited as of January 31, 2024.

On March 1, 2022, CureVac granted 130,000 supplemental options to the Company’s management board. 30,000 options were granted to the former CEO, and 25,000 options were granted to each of the CFO, former CSO, COO and former CBO/CCO. All grants were made at no cost under the terms of a new long-term incentive plan put in place by CureVac.

The options granted to the management board have an exercise price of USD 19.35 per share option and an expiration date of March 1, 2032. The exercise price was based on the 10day VWAP as of March 1, 2022 + a performance criteria of 15%. The award has a vesting of 25% on each of Dec 31, 2022, Dec 31, 2023, Dec 31, 2024, Dec 31, 2025.

For the grants to the management board, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 4.86
Weighted average share price (10 - day VWAP before grant date)	EUR 15.07
Exercise price (USD 19.35)	EUR 18.37
Expected volatility (%)	73.87 - 86.09%
Expected life (years)	2.33
Risk-free interest rate (%)	2.34 - 3.21%

As the former CEO, former CSO and former CBO/CCO left the Group, in 2023, all of their remaining unvested awards were subject to accelerated vesting. As of December 31, 2023 none of these options had been exercised.

On April 1, 2022, CureVac granted 700 options to a key employee. Options granted to this key employee have an exercise price of EUR 17.45 (USD 19.28) per share option and an expiration date of March 31, 2032. The exercise price was based on the 10 - day VWAP of March 21 – March 31, 2022 of the shares. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 - day VWAP at time of exercise.

For the grant to the key employee, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 6.81
Weighted average share price (10-days VWAP before grant date)	EUR 17.45
Exercise price (USD 19.28)	EUR 17.45
Expected volatility (%)	50.91%
Expected life (years)	2.16
Risk-free interest rate (%)	2.67%

On April 1, 2023, CureVac granted 144,379 options to the current CEO. All grants were made under the terms of the new long - term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of December 31, 2023, none of the options were exercised.

For the grant to the CEO, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 3.55
Weighted average share price (10-day VWAP before grant date)	EUR 6.12
Exercise price (USD 6.66)	EUR 6.12
Expected volatility (%)	75.0%
Expected life (years)	3.39
Risk-free interest rate (%)	3.70%

The expense recognized for employee services received under the LTIP – options during the year ended December 31, 2023, in an amount of EUR 2,944k (2022:EUR 5,564k) is mainly included in general and administration expenses.

Long-Term Incentive Plan (LTIP) - Restricted Stock Units (RSUs)

Restricted Stock Units (RSUs)

In 2021, as part of the LTIP program, the group awarded RSUs (restricted stock units) to senior executives as well as supervisory board members.

On June 24, 2021, the group awarded 10,956 RSUs to supervisory board members and on December 23, 2021, the group awarded 63,095 RSUs to the executive board and various key employees. These RSU awards vest over 3 years with one third vesting taking place each year on December 31. All RSU awards from 2021 had vested as of December 31, 2023.

In addition, on July 1, 2021, the group also awarded 4,691 special RSU awards. These special RSU awards vest over 12 months and are fully vested as of December 31, 2021.

In 2022, as part of the LTIP program, the group awarded RSUs (RSU Award 2022) to senior executives as well as supervisory board members.

On June 22, 2022 the group awarded 225,888 RSU awards as part of the “LTIP - RSU Award 2022” to members of the supervisory board, executive board and various key employees. On November 30, 2022, the group awarded a further 7,633 RSU awards to key employees who joined the company during fiscal 2022. These RSU awards vest with one third vesting taking place each year on December 31, 2022, December 31, 2023 and December 31, 2024. One third of these RSU awards had vested as of December 31, 2022, one further third as of December 31, 2023.

In addition, on January 1, 2022, the group awarded 36,000 supplemental RSU awards to the former CEO. This RSU award vests over 12 months and is fully vested as of December 31, 2022.

On January 31, 2022, the group also awarded 5,000 supplemental RSU awards to the COO and 30,000 supplemental RSU awards to the former CBO/CCO. These RSU awards vest in 2 tranches (50% on December 31 2022 and 50% on December 31, 2023). In order for the RSUs to settle and be delivered, the share price must reach 19.16 USD on or after vesting. As of December 31, 2023, all of these RSUs had vested but had not been settled or delivered.

On July 1, 2022, the group awarded 89,655 RSU awards to former Frame employees to replace existing share-based payment awards of Frame Pharmaceuticals. These RSU awards vest with one third vesting taking place each year on June 30, 2023, June 30, 2024 and June 30, 2025. The RSU program is accounted for by recognizing the related expense over the vesting period of the award, with corresponding increases recorded in equity. The expense is based on the fair value determined at the grant date of the award and the number of awards expected to vest. The fair value remains unchanged after grant date. Once the award has vested, there is no reversal of expense related to the award.

On March 31, 2023, the Group awarded 92,701 RSUs to the Supervisory Board members and 646,914 RSUs to the Executive Board and various key employees. On December 15, 2023, the group awarded a further 32,783 RSU awards to Supervisory Board members and key employees who joined the company during fiscal 2023. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. One third of these RSU awards had vested as of December 31, 2023. The RSU expense related to Supervisory Board members recognized during the year ended December 31, 2023, in an amount of EUR 652k (2022: EUR 478k) is included in other operating expenses.

On September 30, 2023 the group also awarded 25,000 supplemental RSU awards to the COO. This RSU award vests with one third vesting taking place each year on December 31, 2023, December 31, 2024 and December 31, 2025. One third of these RSU awards had vested as of December 31, 2023.

As the former CEO, former CSO and former CBO/CCO left the Group in 2023, all of their remaining unvested awards were subject to accelerated vesting. As a Supervisory Board member left the Group as of June 19, 2023, all remaining unvested awards were subject to accelerated vesting.

Expenses for employer taxes arising upon the delivery of RSUs are recognized in profit or loss.

The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

	2021	2022	2023
	EUR k	EUR k	EUR k
Cost of Sales	—	—	(331)
Research and development expenses	(240)	(909)	(1,719)
Selling and distribution expenses	(82)	(199)	(269)
General and administrative expenses	(383)	(2,000)	(1,753)
Total	(705)	(3,108)	(4,072)